Loans and Advances To Customers - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net Loans and Advances to Customers [abstract]
Unguaranteed residual value of leases	£ 3,552	£ 3,512
Contingent rent income	0	0	£ 0
Finance income on the net investment in finance leases	£ 308	£ 299	£ 346